UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2004

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Compliance Officer
Phone:	617-330-8827
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA	 January 31, 2005

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	19

Form 13F Information Table Value Total:	$294,634,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------
AU OPTRONICS	SP ADR	002255107	17420	1216486	SH		SOLE		1216486	0	0
ECHOSTAR COMM	CL A	278762109	4418	132875	SH		SOLE		132875	0	0
AMAZON.COM INC	COM	023135106	6573	148422	SH		SOLE		148422	0	0
ARMOR HOLDINGS	COM	042260109	4317	91813	SH		SOLE		91813	0	0
CANADIAN NAT RES	COM	136385101	4563	106699	SH		SOLE		106699	0	0
CEMEX ADR	SP ADR 5 ORD	151290889	59696	1639562	SH		SOLE		1376625	0	262937
COMCAST CORP NEW	CL A SPL	20030N200	15811	481460	SH		SOLE		481460	0	0
MILLICOM INTL CELL	SHS NEW	L6388F110	1908	83945	SH		SOLE		33060	0	50885
GRUPO TV	SP ADR REP ORD	40049J206	22020	363983	SH		SOLE		305430	0	58553
KOOKMIN BK 	SP ADR	50049M109	38573	987028	SH		SOLE		870314	0	116714
NEKTAR THERA	COM	640268108	3643	180000	SH		SOLE		180000	0	0
NOKIA CORP	SP ADR	654902204	5589	356719	SH		SOLE		323846	0	32873
TELKOM IND ADR	SP ADR	715684106	9446	449404	SH		SOLE		372875	0	76529
PETROBRAS ADR	SP ADR	71654V408	54498	1369985	SH		SOLE		1175905	0	194080
PLACER DOME INC	COM	725906101	5078	269297	SH		SOLE		176793	0	92504
SK TELECOM LTD	SP ADR	78440P108	6099	274150	SH		SOLE		274150	0	0
TAIWAN SEMI 	SP ADR	874039100	21303	2509220	SH		SOLE		1932355	0	576865
TYCO INTL LTD	COM	902124106	7256	203029	SH		SOLE		203029	0	0
WYNN RESORTS LTC	COM	983134107	6423	95990	SH		SOLE		95990	0	0